Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Goodwill and Intangible Assets

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2019	26	21	47	146	193
Additions	19	—	19	—	19
Acquisition, business combination (Note 5)	—	27	27	328	355
Exchange differences	—	(1)	(1)	4	3
At December 31, 2019	45	47	92	478	570
Additions	19	—	19	—	19
Acquisition, business combination (Note 5)	—	48	48	304	352
Exchange differences	—	(4)	(4)	(46)	(50)
At December 31, 2020	64	91	155	736	891
Accumulated amortization
At January 1, 2019	(12)	(7)	(19)	—	(19)
Amortization charge	(7)	(9)	(16)	—	(16)
Exchange differences	—	1	1	—	1
At December 31, 2019	(19)	(15)	(34)	—	(34)
Amortization charge	(12)	(13)	(25)	—	(25)
Exchange differences	—	1	1	—	1
At December 31, 2020	(31)	(27)	(58)	—	(58)
Cost, net accumulated amortization
At December 31, 2019	26	32	58	478	536
At December 31, 2020	33	64	97	736	833

Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments	The carrying amount of goodwill allocated to each of the operating segments is as follows:

	Premium	Ad-Supported	Premium	Ad-Supported
	2020	2020	2019	2019
	(in € millions)
Goodwill	125	611	130	348